Financial risk management - Maturity Analysis (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loan repayment percentage	1.00%
Repayment of current borrowings in future years	€ 8,700,000	€ 8,600,000
Financial liabilities, undiscounted cash flows	2,659,400,000	2,674,200,000
2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	706,400,000	569,200,000
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	145,100,000	75,000,000.0
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	64,900,000	83,700,000
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,709,700,000	75,200,000
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	5,200,000	1,785,400,000
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	28,100,000	85,700,000
Borrowings-principal
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,706,500,000	1,791,000,000.0
Borrowings-principal | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	7,800,000	10,800,000
Borrowings-principal | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	7,800,000	9,600,000
Borrowings-principal | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	7,800,000	8,600,000
Borrowings-principal | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,683,100,000	8,600,000
Borrowings-principal | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	1,753,400,000
Borrowings-principal | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Borrowings-interest
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	161,000,000.0	264,400,000
Borrowings-interest | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	46,600,000	61,100,000
Borrowings-interest | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	46,800,000	59,800,000
Borrowings-interest | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	47,200,000	59,400,000
Borrowings-interest | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	20,400,000	59,100,000
Borrowings-interest | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	25,000,000.0
Borrowings-interest | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Lease Liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	80,200,000	145,500,000
Lease Liabilities | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	17,200,000	16,800,000
Lease Liabilities | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	13,600,000	15,200,000
Lease Liabilities | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	9,900,000	13,300,000
Lease Liabilities | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	6,200,000	7,500,000
Lease Liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	5,200,000	7,000,000.0
Lease Liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	28,100,000	85,700,000
Trade and other payables excluding non-financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	601,100,000	483,400,000
Trade and other payables excluding non-financial liabilities | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	601,100,000	483,400,000
Trade and other payables excluding non-financial liabilities | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Trade and other payables excluding non-financial liabilities | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Trade and other payables excluding non-financial liabilities | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Trade and other payables excluding non-financial liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Trade and other payables excluding non-financial liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Sell | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	677,300,000	666,200,000
Sell | Foreign exchange forward contract | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	677,300,000	666,200,000
Sell | Foreign exchange forward contract | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Sell | Foreign exchange forward contract | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Sell | Foreign exchange forward contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Sell | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Sell | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Sell | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,174,400,000	1,215,800,000
Sell | Cross currency interest rate swap | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	38,500,000	38,800,000
Sell | Cross currency interest rate swap | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,135,900,000	38,600,000
Sell | Cross currency interest rate swap | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	1,138,400,000
Sell | Cross currency interest rate swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Sell | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Sell | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Pay | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(647,500,000)	(658,500,000)
Pay | Foreign exchange forward contract | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(647,500,000)	(658,500,000)
Pay | Foreign exchange forward contract | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Pay | Foreign exchange forward contract | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Pay | Foreign exchange forward contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Pay | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Pay | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Pay | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(1,093,600,000)	(1,233,600,000)
Pay | Cross currency interest rate swap | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(34,600,000)	(49,400,000)
Pay | Cross currency interest rate swap | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(1,059,000,000.0)	(48,200,000)
Pay | Cross currency interest rate swap | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	(1,136,000,000.0)
Pay | Cross currency interest rate swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Pay | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Pay | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0	0
Forecast
Disclosure of maturity analysis for derivative financial liabilities [line items]
Repayment based on excess cashflow calculation	€ 0	€ 0